FORMATION TRANSACTIONS AND INITIAL PUBLIC OFFERING (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		3 Months Ended		3 Months Ended			3 Months Ended
	Apr. 12, 2011	Jun. 30, 2012	Apr. 12, 2011 Golar LNG Partners LP [Member]	Sep. 30, 2008 Golar LNG Partners LP [Member]	Apr. 12, 2011 Golar LNG Partners LP [Member] Limited Partner [Member]	Apr. 12, 2011 Golar LNG Partners LP [Member] Limited Partner [Member] Common Units [Member]	Apr. 12, 2011 Golar LNG Partners LP [Member] Limited Partner [Member] Subordinated Units [Member]	Apr. 12, 2011 Golar LNG Partners LP [Member] General Partner [Member] Common Units [Member]	Jun. 30, 2012 Golar LNG Partners LP [Member] General Partner [Member] Incentive Distribution Rights [Member]	Apr. 12, 2011 Golar LNG Partners LP [Member] General Partner [Member] Incentive Distribution Rights [Member]	Apr. 12, 2011 Golar Energy [Member] General Partner [Member] Incentive Distribution Rights [Member]
Entity Listings [Line Items]
Ownership interest in subsidiary contributed to partnership (in hundredths)			100.00%	60.00%
Limited Partners' capital account units issued (in shares)						23,127,254	15,949,831
General partners' capital account units issued (in shares)								797,492
Limited partners ownership interest (in hundredths)					98.00%	98.00%		2.00%		81.00%	19.00%
General partner ownership interest (in hundredths)								2.00%
Cash partnership distribution per quarter (in dollars per share)									$ 0.4428
Common partnership units sold (in units)	13,800,000		13,800,000
Common units granted on exercise of the overallotment option granted (in shares)			1,800,000
IPO price per share (in dollars per share)			$ 22.50
Proceeds from issuance of common units in IPO offering	$ 310.5		$ 310.5
Maximum borrowing capacity	$ 20.0	$ 20.0